RNC Genter Dividend Income Fund
SUMMARY SECTION RNC Genter Dividend Income Fund
Investment Objective
The investment objective of the RNC Genter Dividend Income (the “Fund”) is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire Fee	20
Overnight check delivery fee	15
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares
Management fees		0.90%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses		2.32%
Acquired fund fees and expenses		0.02%
Total annual fund operating expenses	[1]	3.49%
Fee waiver and/or expense reimbursements	[2]	(2.22%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.27%
[1]	The total annual fund operating expenses and total fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement. The expense limit in the table has been restated to reflect the current rate.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RNC Genter Dividend Income Fund:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares	129	403	1,194	3,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $10 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor’s assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities. The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Foreign Investment Risk. The prices of foreign non-U.S. securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in currency and exchange rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Management Risk. The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective.

Sector Risk. From time to time, the Fund may invest a significant amount of its total assets in certain sectors of the economy, which may be subject to specific risks, like changes in governmental regulation and policy and changes in market sentiment. For example, as of October 31, 2012, 20.80% of the Fund’s assets were invested in the Financials sector. Performance of companies in the Financials Sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.97% (quarter ended 9/30/2009), and the lowest return for a calendar quarter was –10.13% (quarter ended 3/31/2009).

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns RNC Genter Dividend Income Fund		1 Year	3 Years	Since Inception	Inception Date
RNC Genter Dividend Income Fund Shares		11.36%	10.29%	12.56%	Dec 31, 2008
RNC Genter Dividend Income Fund Shares - Return After Taxes on Distributions	[1]	10.68%	9.25%	11.64%	Dec 31, 2008
RNC Genter Dividend Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.28%	8.68%	10.74%	Dec 31, 2008
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	17.51%	10.86%	13.01%	Dec 31, 2008
MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[2]	10.95%	13.21%	14.24%	Dec 31, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Class and after-tax returns for other classes will vary.
[2]	The Russell 1000 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 28, 2013
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
RNC Genter Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION RNC Genter Dividend Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the RNC Genter Dividend Income (the “Fund”) is long-term capital appreciation and current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RNC Genter Dividend Income Fund:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $10 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor’s assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities. The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Foreign Investment Risk. The prices of foreign non-U.S. securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in currency and exchange rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Management Risk. The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective.

Sector Risk. From time to time, the Fund may invest a significant amount of its total assets in certain sectors of the economy, which may be subject to specific risks, like changes in governmental regulation and policy and changes in market sentiment. For example, as of October 31, 2012, 20.80% of the Fund’s assets were invested in the Financials sector. Performance of companies in the Financials Sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.97% (quarter ended 9/30/2009), and the lowest return for a calendar quarter was –10.13% (quarter ended 3/31/2009).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class and after-tax returns for other classes will vary.
RNC Genter Dividend Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%	[1]
3 Years	imstrnc_AverageAnnualReturnYear03	10.86%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008	[1]
RNC Genter Dividend Income Fund | MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.95%	[1]
3 Years	imstrnc_AverageAnnualReturnYear03	13.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008	[1]
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDIIX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imstrnc_WireFee	20
Overnight check delivery fee	imstrnc_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.49%	[2]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.22%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	129
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	403
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,194
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,278
2009	rr_AnnualReturn2009	19.65%
2010	rr_AnnualReturn2010	12.47%
2011	rr_AnnualReturn2011	7.09%
2012	rr_AnnualReturn2012	11.36%
1 Year	rr_AverageAnnualReturnYear01	11.36%
3 Years	imstrnc_AverageAnnualReturnYear03	10.29%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%	[4]
3 Years	imstrnc_AverageAnnualReturnYear03	9.25%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008	[4]
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%	[4]
3 Years	imstrnc_AverageAnnualReturnYear03	8.68%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008	[4]

[1]	The Russell 1000 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.
[2]	The total annual fund operating expenses and total fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement. The expense limit in the table has been restated to reflect the current rate.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Class and after-tax returns for other classes will vary.